INCOME TAXES - Unrecognized deferred tax assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	$ 149	$ 191
Realized and accrued capital losses in Canada that can be applied against future capital gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	41	98
Tax losses in foreign jurisdictions that expire between 2023 and 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	67	68
Deductible temporary differences in foreign jurisdictions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	$ 41	$ 25